Total
Hartford Schroders Emerging Markets Debt and Currency Fund
Hartford Schroders Emerging Markets Debt and Currency Fund

MARCH 1, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD SCHRODERS EMERGING MARKETS DEBT AND CURRENCY FUND SUMMARY PROSPECTUS DATED MARCH 1, 2018

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED MARCH 1, 2018

Reorganization of Hartford Schroders Emerging Markets Debt and Currency Fund

with and into Hartford Schroders Emerging Markets Multi-Sector Bond Fund

At a meeting held February 6-7, 2018, the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (the “Company”) approved an Agreement and Plan of Reorganization that provides for the reorganization of Hartford Schroders Emerging Markets Debt and Currency Fund (the “Schroders Emerging Markets Debt and Currency Fund”), a series of the Company, with and into Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the “Schroders Emerging Markets Multi-Sector Bond Fund”), a separate series of the Company (the “Reorganization”). The Reorganization does not require shareholder approval. Shareholders will be provided with information about the benefits of this Reorganization in a separate information statement that is expected to be mailed to shareholders in May 2018. The Reorganization date is expected to be on or about July 2, 2018 (the “Closing Date”).

The Reorganization contemplates: (1) the transfer of all of the assets of the Schroders Emerging Markets Debt and Currency Fund to the Schroders Emerging Markets Multi-Sector Bond Fund in exchange for shares of the Schroders Emerging Markets Multi-Sector Bond Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Schroders Emerging Markets Debt and Currency Fund on the valuation date for the Reorganization; (2) the assumption by the Schroders Emerging Markets Multi-Sector Bond Fund of all of the liabilities of the Schroders Emerging Markets Debt and Currency Fund; and (3) the distribution of shares of the Schroders Emerging Markets Multi-Sector Bond Fund to the shareholders of the Schroders Emerging Markets Debt and Currency Fund in complete liquidation of the Schroders Emerging Markets Debt and Currency Fund. Each shareholder of the Schroders Emerging Markets Debt and Currency Fund will receive shares of the Schroders Emerging Markets Multi-Sector Bond Fund of the same class, and in equal value to, the shares of the Schroders Emerging Markets Debt and Currency Fund held by that shareholder as of the Closing Date.

In anticipation of the Reorganization, the Schroders Emerging Markets Debt and Currency Fund may deviate from its investment objective and strategies as stated in the Fund’s prospectus.

Please note that existing shareholders will be able to purchase additional shares of the Schroders Emerging Markets Debt and Currency Fund through the close of business on or about June 29, 2018. New investors will continue to be able to purchase shares of the Schroders Emerging Markets Debt and Currency Fund but only through the close of business on or about March 30, 2018.

You can obtain information about the Schroders Emerging Markets Multi-Sector Bond Fund on HartfordFunds.com.  The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any funds.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.